FINANCE LEASE LIABILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCE LEASE LIABILITIES
Annual payment on finance lease	$ 34,000
Current finance lease liabilities	0	$ 8,391
Noncurrent finance lease liabilities	0
Total finance lease liabilities	0	8,391
Interest expense on finance lease	$ 0	$ 0	$ 774